Annual Total Returns[BarChart] - Global Real Estate Securities Fund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	8.51%	17.09%	1.49%	16.13%	0.34%	3.78%	10.72%	(4.86%)	24.42%	(4.79%)